COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 21,585
2015	10,432
2016	9,338
2017	7,856
2018 and Thereafter	5,723
Operating Leases, Future Minimum Payments Due	$ 54,934